Share-based compensation - Summary of Units Granted Under Deferred Share and Other Plans (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2019 shares $ / shares	Oct. 31, 2018 shares $ / shares
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	495	376
Units granted, weighted average fair value | $ / shares	$ 99.69	$ 100.71
Deferred bonus plan [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	3,423	4,820
Units granted, weighted average fair value | $ / shares	$ 105.12	$ 95.18
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	2,471	2,099
Units granted, weighted average fair value | $ / shares	$ 96.39	$ 101.55
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	116	91
Units granted, weighted average fair value | $ / shares	$ 94.06	$ 103.55
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	1,210	978
Units granted, weighted average fair value | $ / shares	$ 96.28	$ 101.48
Deferred Share and Other Plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	7,715	8,364
Units granted, weighted average fair value | $ / shares	$ 100.42	$ 97.85